COVID-19	12 Months Ended
Dec. 31, 2021
COVID-19 [Abstract]
COVID-19 [Text Block]

2COVID-19

In 2021 the pandemic continued to affect the global economy and there remains uncertainty and volatility related to the impact of COVID-19, including global supply chain challenges. Where relevant, the impact of the COVID-19 pandemic and resulting uncertainties on the company’s results, balance sheet and cash flows have been considered and are reflected in amounts reported.

The impact of the pandemic on significant accounting matters is disclosed below. Other areas have also been affected, but did not have a significant impact and are therefore not separately disclosed. COVID-19 did not result in any other material adjustments to the carrying amounts of assets and liabilities during the year-ended December 31, 2021, other than the impacts on the EPD business as disclosed in Intangible assets excluding goodwill and Provisions.

Estimates and uncertainties

As a result of the uncertainties associated with the nature of the COVID-19 pandemic, and in line with existing accounting policies, the company regularly updates its significant assumptions and estimates to support the reported amounts of assets, liabilities, income and expenses. In relation to areas of judgment and estimates as disclosed in our Significant accounting policies, those which are primarily impacted by COVID-19 include impairment testing, valuation of inventories, measurement of financial instruments and the determination of fair values (for example fair values of acquired identifiable intangible assets, contingent considerations and certain investments). These significant judgments and estimates are further discussed below.

Impairment testing

Impairment testing of goodwill and intangible assets not ready for use

Goodwill and intangible assets not yet ready for use are not amortized but are tested for impairment annually and whenever impairment indicators require such testing. In addition, for all goodwill and intangible assets not yet ready for use an annual impairment test was performed during 2021. In determining the recoverable amounts, consideration was given to the uncertainties embedded in the discounted cash flow projections and the appropriateness of key assumptions used in light of the pandemic, which included increased uncertainties around forecasted revenues, costs and other factors. Further details on these impairment procedures and the results thereof are disclosed in Goodwill and Intangible assets excluding goodwill.

Impairment testing of non-financial assets other than goodwill, intangible assets not yet ready for use, inventories and deferred tax assets

Non-financial assets other than goodwill, intangible assets not yet ready for use, inventories and deferred tax assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Where such an instance was identified, the impact of the pandemic and resulting uncertainties have been taken into account when assessing the recoverable amount. Further details on the results of these impairment procedures are disclosed in Intangible assets excluding goodwill.

Impairment testing of financial assets

The company recognizes an allowance for expected credit losses (ECLs) for trade receivables, contract assets, lease receivables and debt investments carried at fair value through Other comprehensive income (FVTOCI) and amortized cost. In line with the accounting policy disclosed in the Significant accounting policies, for all financial assets to which the company applies the simplified approach, updated assessments on the lifetime ECL allowance are made regularly, taking into the account uncertainties resulting from the pandemic. In addition, for those assets to which the company does not apply the simplified approach to measuring ECLs, assessments were made regularly to assess whether a significant increase in credit risk was observed as a result of COVID-19. In those instances, the allowance was updated to also reflect lifetime ECLs.

In making these assessments, all reasonable and supportable information was considered. Examples of indicators identified included counterparties breaching their agreed payment terms and counterparties requesting extended payment terms or (partial) waivers. In addition, forward looking elements were taken into consideration such as a deterioration of the credit rating of a counterparty or changes in risks associated with specific countries or regions due to COVID-19. Albeit the methodology applied is consistent with prior periods, certain of these factors triggered by the pandemic required updated assessments of the ECLs. Relevant financial assets were individually assessed and additional ECL allowances were accounted for in those cases where deemed necessary. The overall impact of the increase in the level of ECLs did not have a material impact on the company’s financial assets. The company further concluded that none of the agreed changes with counterparties resulted in a substantial modification of such instruments under IFRS 9 Financial instruments.

Fair values

Certain of the company’s financial instruments and other assets and liabilities are carried at fair value. The fair values included in these Consolidated financial statements reflect market participant views and market data at the measurement date under current market conditions. This implies that due to the increased volatility and uncertainty in the financial markets due to the pandemic, these fair values are subject to significant estimates, in particular for assets and liabilities for which the fair value is based on unobservable inputs (sometimes referred to as Level 3 measurements). Expectations around future cash flows, discount rates and other significant valuation inputs related to the asset or liability as of December 31, 2021 have become subject to a greater level of uncertainty. The fair values determined taking into account these revised input parameters have been reflected in the consolidated balance sheet as of December 31, 2021. Other than the impacts on the EPD business as disclosed in Intangible assets excluding goodwill, starting on page 186 and Provisions, there was no significant impact as a result of the pandemic on any individual assets or liabilities carried at fair value. For further information, refer to Fair value of financial assets and liabilities.

Employee benefit accounting

COVID-19 also had an impact on the company’s long-term employee benefits, including defined-benefit plans. Volatility in the financial markets following the COVID-19 outbreak resulted in increased judgment being required in setting key parameters used in determining these benefits, including discount rates, mortality rates, retention rates and other assumptions supporting the actuarial calculations. In those situations, we established the most appropriate parameters with the help of actuaries and taking into consideration relevant economic conditions. For our funded defined-benefit plans, increased fluctuations in the fair values of the plan assets during the financial year ended December 31, 2021 also caused further volatility in the net obligation. Neither of these impacts were significant for the balances as of December 31, 2021.

Provisions other than employee benefits

As described in the Significant accounting policies, the accounting for provisions requires significant judgment around the amount and timing of the outflow of economic benefits required to settle the obligation. As a result of the pandemic, volatility increased in our supplier commitments and customer demand for many of our businesses, requiring the company to assess its related contracts for onerous elements. In doing so, the company applied assumptions and estimates in relation to future demand forecasts, expected costs of termination and the likely outcomes of ongoing negotiations with suppliers. No other provisions were materially impacted by COVID-19.

Inventories

The company’s inventories are stated at the lower of cost or net realizable value. In determining the appropriate level of provision for obsolescence, changes in the aging of inventory items in certain businesses and markets due to COVID-19 were considered throughout the year. In addition, current and potential excess stock levels were analyzed, incorporating the impact COVID-19 had on demand in 2021 as well as revised expectations of future demand for these items. No material change in the provision for obsolescence was identified as a result of these procedures.

Taxes

In response to COVID-19, many governments have changed tax regulations aimed at deferring tax filings and payments, providing tax relief and offering financial assistance. Apart from applied payment deferrals on social contribution payments, the company has no material payment deferrals. In determining the recoverability of deferred tax assets, the company took into account the uncertainties caused by the COVID-19 pandemic in its projections on the results of future operations that will generate taxable income, which did not result in a significant impact.

Treasury and other financial risks

In terms of liquidity the company has a solid liquidity position and the company’s liquidity risk management procedures have not changed significantly during 2021 because of COVID-19. No significant concentration risks have been identified as a result of COVID-19 and the company continues to have access to its existing lines of credit. These lines of credits, along with other financial risks to which Philips is exposed, are disclosed in Details of treasury and other financial risks, starting on page 219. In 2021, COVID-19 did not have a significant impact on other financial risks, including how we manage those.